Information Related to Companys RSUs (Detail) (Restricted Stock Unit)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	64,470	0
Number of DSUs\PSUs\RSUs, granted	113,408	64,470
Number of PSUs\DSUs\RSUs units, in lieu of dividends	1,639	0
Number of PSUs\RSUs forfeited	(6,283)	0
Ending Balance	173,234	64,470